Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Significant Accounting Policies
3.	Summary of Material Accounting Policy Information
The material accounting policy information applied by the Company in preparation of its consolidated financial statements are included below. The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements, except for the changes in accounting policies disclosed in Note 2.
Basis of consolidation

(a)	Business combinations
The Company accounts for business combinations applying the acquisition method.

(b)	Non-controlling interests
Non-controlling
interests are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date.

(c)	Subsidiaries
The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(d)	Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(e)	Business combination of entities or businesses under common control
In a business combination of entities or businesses under common control, the assets acquired and liabilities acquired are recognized at their carrying amounts in the consolidated financial statements of the Company. The difference between the consideration transferred and the carrying amount of the net assets acquired is adjusted in capital surplus
.
Foreign operations
The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand, demand deposits, and short-term investments in highly liquid securities that are readily convertible to known amounts of cash with maturities of three months or less from the acquisition date and which are subject to an insignificant risk of changes in value. Equity investments are excluded from cash and cash equivalents.
Non-derivative
financial assets
Trade receivables and debt securities issued are initially recognized when they are originated. All other financial assets are initially recognized when the Company becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value plus, for an item not at financial assets measured at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(a)	Financial assets measured at amortized cost
Financial assets measured at amortized cost are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses.

Interest income, gains and losses on foreign currency translation and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

(b)	Equity instruments measured at fair value through other comprehensive income
On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment
basis.
Equity instruments measured at fair value through other comprehensive income are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and never reclassified to profit or loss.

(c)	Financial assets measured at fair value through profit or loss
All financial assets not classified as measured at amortized cost of fair value through other comprehensive income as described above are measured at fair value through profit or loss. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at fair value through other comprehensive income as at fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets measured at fair value through profit or loss are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

(d)	Derecognition of financial assets
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership. If a transfer does not result in derecognition because the Company has retained substantially all the risks and rewards of ownership of the transferred asset, the Company continues to recognize the transferred asset in its entirety and recognizes a financial liability for the consideration received.
Inventories
Inventory costs, except
materials-in-transit
in which costs are determined by using specific identification method, are determined by using the moving-weighted average method. The cost of inventories comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The allocation of fixed production overheads to the costs of finished goods or work in progress are based on the normal capacity of the production facilities.

Non-current
assets held for sale
Non-current
assets or disposal groups comprising assets and liabilities that are expected to be recovered primarily through sale rather than through continuing use and are highly probable for immediate sale in their present condition are classified as held for sale.
Investment property
Transaction costs are included in the initial measurement. Subsequently, investment property is carried at depreciated cost less any accumulated impairment losses. Depreciation methods, useful lives and residual values are identical to those applied for property, plant and equipment.
Property, plant and equipment
Property, plant and equipment are initially measured at cost and after initial recognition, are carried at cost less accumulated depreciation and any accumulated impairment losses. The cost of property, plant and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and, when the Company has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the item and restoring the site on which it is located.
The cost of replacing a part of an item is recognized in the carrying amount of the item of property, plant and equipment, if the following recognition criteria are met:

(a)	it is probable that future economic benefits associated with the item will flow to the Company, and

(b)	the cost can be measured reliably.
The carrying amount of the replaced part is derecognized at the time the replacement part is recognized. The costs of the day-to-day
servicing of the item are recognized in profit or loss as incurred.
Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of self-constructed assets, from the date that the asset is completed and ready for use. Other than land, the costs of an asset less its estimated residual value are depreciated. Depreciation of property, plant and equipment is recognized in profit or loss on a straight-line basis, which most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset, over the estimated useful lives of each component of an item of property, plant and equipment. Land is not depreciated.
The estimated useful lives of property, plant and equipment are as follows:

Buildings	5-50 years
Structures	4-50 years
Machinery and equipment	4-25 years
Vehicles	3-20 years
Tools	3-20 years
Furniture and fixtures	3-20 years
Lease assets	2-45 years
Bearer plants	20 years

Borrowing costs
The Company capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are recognized in expense as incurred.
Intangible assets
Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.
Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which club memberships are expected to be available for use, this intangible asset is determined as having an indefinite useful life and not amortized.

Intellectual property rights	4-25 years
Development expense	3-5 years
Port facilities usage rights	4-75 years
Other intangible assets	2-15 years
Exploration for and evaluation of mineral resources
POSCO HOLDINGS INC. is engaged in exploration projects for mineral resources through subsidiaries, associates and joint ventures or other contractual arrangements. Expenditures related to the development of mineral resources are recognized as exploration or development intangible assets. The nature of these intangible assets are as follows:

(a)	Exploration and evaluation assets
Exploration and evaluation assets consist of expenditures for topographical studies, geophysical studies and trenching. These assets are reclassified as development assets when it is proved that the exploration has identified commercially viable mineral deposit.

(b)	Development assets
When proved reserves are determined and development is sanctioned, development expenditures incurred are capitalized. These expenditures include evaluation of oil fields, construction of oil and gas wells, drilling for feasibility and other related activities. Upon completion of development and inception of extraction for commercial production of developed proved reserves, the development assets are reclassified as either property, plant and equipment or as intellectual property rights (mining rights) under intangible assets based on the nature of the capitalized expenditure.
The respective property, plant and equipment and intellectual property (mining rights) are each depreciated and amortized based on proved reserves on a unit of production basis.

Government grants

(a)	Grants related to assets
Government grants whose primary condition is that the Company purchase, construct or otherwise acquire long-term assets are deducted from the carrying amount of the assets and recognized in profit or loss on a systematic and rational basis over the life of the depreciable assets.

(b)	Grants related to income
Government grants which are intended to compensate the Company for expenses incurred are deducted from the related expenses.
Leases

1)	As a lessee
At inception or reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease
component on the basis of their relative stand-alone prices.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. Generally, the Company uses its incremental borrowing rate as the discount rate.
The Company determines its incremental borrowing rate by obtaining interest rates from various external sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
The Company presents
right-of-use
assets in the same line item as is presents underlying assets of the same nature that it owns, and lease liabilities are included in other payables on the consolidated statement of financial position.
The Company has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases, including IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

2)	As a lessor
When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. The Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
The Company leases out its investment properties. The Company classifies these leases as operating leases. The Company recognize lease payments received under lease agreements as revenue on a straight-line basis over the lease term.
The Company provides subleases certain leased vessels and others.

Impairment for financial assets
The Company recognizes loss allowances for expected credit losses on:

•	financial assets measured at amortized cost

•	debt instruments measured at fair value through other comprehensive income

•	lease receivables, contractual assets, loan commitments, and financial guarantee contracts

(a)	Judgments on credit risk
The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Company in full, without recourse by the Company to actions such as realizing security (if any is held). The Company considers a debt security to have low credit risk when its credit risk rating is equivalent to investment grade defined by reliable credit rating agencies

(b)	Expected credit losses
Expected credit losses for financial assets measured at amortized cost are recognized in profit or loss. Loss allowances for financial assets measured at amortized cost are deducted from carrying amount of the assets. For debt instruments measured at fair value through other comprehensive income, the loss allowance is charged to profit or loss and is recognized in other comprehensive income.

(c)	Credit-impaired financial assets
At each reporting date, the Company assesses whether financial assets measured at amortized cost and debt instrument measured at fair value through other comprehensive income are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Objective evidence that a financial asset or group of financial assets are impaired includes:

•	significant financial difficulty of the issuer or borrower

•	a breach of contract, such as a default or delinquency in interest or principal payments

•	the lender, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider.

•	it becoming probable that the borrower will enter bankruptcy or other financial reorganization

•	the disappearance of an active market for that financial asset because of financial difficulties

(d)	Write-off
The gross carrying amount of a financial asset is written off when the Company has no reasonable expectations of recovering a financial asset in entirety or a portion. The Company individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery based on continuous payments and extinct prescriptions.

The Company expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Company’s procedures for recovery of amounts due.
Impairment for
non-financial
assets
The carrying amounts of the Company’s
non-financial
assets, other than assets arising from contract assets recognized in accordance with revenue from contracts with customers, employee benefits, inventories, deferred tax assets
and
non-current
assets held for sale, are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amount to their carrying amount.
Management estimates the recoverable amount of an individual asset. If it is impossible to measure the individual recoverable amount of an asset, then management estimates the recoverable amount of cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Company determined that individual operating entities are CGUs.
Derivative financial instruments, including hedge accounting
Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized as describe below.

(a)	Hedge accounting
The Company holds forward exchange contracts, currency swaps and commodity future contracts to manage foreign exchange risk and commodity fair value risk. The Company designated derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).

①	Fair value hedge
Changes in the fair value of a derivative hedging instrument designated as a fair value hedge are recognized in profit or loss.

②	Cash flow hedge
When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

(b)	Other derivatives
Changes in the fair value of a derivative that is not designated as a hedging instrument are recognized immediately in profit or loss.
Non-derivative
financial liabilities
The Company classifies
non-derivative
financial liabilities into financial liabilities measured at fair value through profit or loss or financial liabilities measured at amortized cost in accordance with the substance of the contractual arrangement and the definitions of financial liabilities. The Company recognizes financial liabilities in the consolidated statement of financial position when the Company becomes a party to the contractual provisions of the financial liability.
Construction work in progress
The gross amount due from customers for contract work is presented for all contracts in which profits multiply cumulative percentage-of-completion
exceed progress billings. If progress billings exceed profits multiply cumulative percentage-of-completion,
then the gross amount due to customers for contract work is presented. The amount received from the customer before the construction work is performed is recognized as an advanced received. The amount billed for completed construction work is recognized as accounts receivable (a receivable).
The Company accounts for the remaining rights and performance obligation on the contract with the customers on a net basis. Due from customers for contract work and due to customers for contract work for same contract are offset and presented on a net basis.
Employee benefits
The Company’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods.
Provisions
A

p
rovision for warranties is recognized when the underlying products or services are sold, based on historical warranty data and a weighting of possible outcomes against their associated probabilities.
Regarding provision for construction warranties, warranty period starts from the completion of construction in accordance with construction contracts. If the Company has an obligation for warranties, provision for warranties which are estimated based on historical warranty data are recorded as cost of construction and provision for warranties during the construction period.
If the estimated total contract cost of the construction contract exceeds the total contract revenue, the estimated contract cost exceeding the contract revenue is recognized as a provision for construction losses in the remaining contract for which construction has not proceeded.
A provision for restoration regarding contamination of land is recognized in accordance with the Company’s announced Environment Policy and legal requirement as needed.

Emission Rights
The Company accounts for greenhouse gases emission right and the relevant liability as follows pursuant to the Act on Allocation and Trading of Greenhouse Gas Emission
which became effective in Korea in 2015.

(a)	Greenhouse Gases Emission Right
Greenhouse Gases Emission Right consists of emission allowances which are allocated from the government free of charge and those purchased from the market. The cost includes any directly attributable costs incurred during the normal course of business.
Emission rights held for the purpose of performing the obligation are classified as intangible asset and initially measured at cost and subsequently carried at cost less accumulated impairment losses.
The Company derecognizes an emission right asset when the emission allowance is unusable, disposed or submitted to government when the future economic benefits are no longer expected to be probable.

(b)	Emission liability
Emission liability is a present obligation of submitting emission rights to the government with regard to emission of greenhouse gas. Emission liability is recognized when there is a high possibility of outflows of resources in performing the obligation and the costs required to perform the obligation are reliably estimable. Emission liability is an amount of estimated obligations for emission rights to be submitted to the government for the performing period. The emission liability is measured based on the expected quantity of emission for the performing period in excess of emission allowance in possession and the unit price for such emission rights in the market at the end of the reporting period. The emission liability is derecognized when submitted to the government.
Hybrid Bonds
Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of financial liability and an equity instrument. When the Company has an unconditional right to avoid delivering cash or another financial asset to settle a contractual obligation, the instruments are classified as equity instruments.
Revenue from contracts with customers
Revenue is measured based on the consideration promised in the contract with the customer. The Company recognizes revenue when the control over a good or service is transferred to the customer. The following are the revenue recognition policies for performance obligations in the contracts with customers in accordance with IFRS No. 15.

(a)	Sale of good
The goods sold by the Company consist mainly of steel products from the steel segment and products such as steel, chemicals, auto parts and machinery in the trade segment.
For domestic sales, the control of the product is usually transferred to the customer when the product is delivered to the customer, at which point in time revenue is recognized. Invoices are generally due within 10 to 90 days. When a customer makes payment prior to the due date, they are offered a discount at certain percentage of the invoice amount.
For export sales, revenue is recognized at the time when control of the product is transferred to the customer based on the “International Incoterms for Interpretation of Trade Terms” prescribed in the respective contracts, and the Company’s export contract generally transfers control to the customer at the shipping of the product. Invoices are usually issued at the date of bill of lading and revenues are recognized based on the terms of Letter of Credit (L / C), Acceptance Condition (D / A), Payment Condition (D / P), Telegraphic Transfer (T / T) and others.
The Company provides certain discount when the customer prepays according to the payment terms. The Company recognized revenue only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when discount period expires.

(b)	Transportation service
For the performance obligation for transportation services included in the Company’s product sales contracts, revenue is recognized over the period when in which the services are provided and the revenue is measured by reference to examining the degree to which the service has been completed so far. The billing date and payment terms for the service charge are the same as the billing date and payment terms for sale of goods.

(c)	Construction contracts
In the case of construction contracts where the Company renders construction services for plants, etc., the customer controls the assets as they are being constructed. This is because under those contracts, the Company is able to perform construction or design services to meet the customer’s specifications, and if a contract is terminated by the customer, the Company is entitled to reimbursement of all costs incurred to date, including a reasonable margin. When the contract can be reliably estimated, the Company recognizes the contract revenue and contract cost as revenue and costs based on the progress of the contract activity as of the end of the reporting period. The percentage of completion is determined based on the proportion that contract costs incurred for work performed excluding contract cost incurred that do not reflect the stage of completion to date bear to the estimated total contract costs.
If the outcome of the contract cannot be reliably estimated, the revenue is recognized only to the extent of the contract costs that are probable to be recovered. If the total contract cost is likely to exceed the total contract revenue, expected losses are immediately recognized as a cost.
The Company issues an invoice when the customer has completed a progress confirmation and generally the payment is due within 45 days from the invoice date.

(d)	Certain construction contracts for apartments
For certain construction service contracts for apartments where the criterion of an enforceable right to payment for performance is met under IFRS No. 15, even if the legal ownership or physical occupancy of the incomplete construction is not transferred to the customer during the construction period, revenue is recognized based on percentage of completion by considering the terms and conditions described in the relevant law and contracts such as the guarantee for sale policy, government approval on business plan, payment and termination terms. For certain construction contracts for apartments and shopping centers where the criterion of an enforceable right to payment for performance is not met during the construction period, the Company recognizes revenue upon completion of construction when the control of the apartments and shopping centers are transferred to customers.
In the meantime, the billing point and settlement terms of the pre-sale
contract differ depending on the contract terms.
Finance income and finance costs
The Company’s finance income and finance costs include:

•	interest income;

•	interest expense;

•	dividend income;

•	the foreign currency gain or loss on financial assets and financial liabilities;

•	the net gain or loss on financial assets measured at fair value through profit or loss;

•	hedge ineffectiveness recognized in profit or loss; and

•	the net gain or loss on the disposal of investments in debt securities measured at fair value through other comprehensive income.
Interest income or expense is recognized using the effective interest method. Dividend income is recognized in profit or loss on the date on which the Company’s right to receive payment is established.
Income taxes
The Company recognizes interest and penalties related to corporate tax as if it is applicable to the income taxes, the Company applies IAS No. 12 “Income Taxes”, if it is not applicable to the income taxes, the Company applies IAS No. 37 “Provisions Contingent Liabilities and Contingent Assets”.
Operating segments
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenditures, including revenues and expenses that relate to transactions with any of the Company’s other components, whose operating results are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. Management has determined that the CODM of the Company is the CEO. Segment results that are reported to the CEO include items directly attributable to a segment and items allocated on a reasonable basis.
Profit or loss is the measure of segment profitability used by the CODM to assess performance and allocate resources of the segments.
With regard to Construction segment of the Green Infrastructure business, segment profit and loss is determined in accordance with IFRS except that revenues and expenses from the development and sale of certain residential real estates are determined by reference to the stage of completion, while in the consolidated financial statements, they are recognized when the title to the real estates is transferred to the buyer.
For the other segments, segment profit and loss is determined in accordance with IFRS without any allocation of corporate expenses.
The accounting policies used in reporting segment information are consistent with the accounting policies used in the preparation of the consolidated financial statements except the assets and liabilities related to certain real estate contract revenue of the construction segment explained above which are determined by reference to the stage of completion of the contract activity at the end of each period. Corporate expenses are not allocated to segments in determining segment profit and loss. In addition, segment assets and liabilities, are not allocated to segments either. The assets and liabilities of each segment presented in Note 41 are based on the separate financial statements of the entities belong to each segment.
In addition, there are a variety of transactions amongst the reportable segments. These transactions include sales and purchase of products, materials and property, plant and equipment, and rendering of construction service and so on.
Joint Arrangements
Joint arrangements in which two or more parties have joint control are classified as joint operations or joint ventures. Participants in a joint operation retain rights and obligations for the joint operation’s assets and liabilities and recognizes its share of the joint operation’s assets and liabilities, income and expenses. Participants in a joint venture have rights to the net assets of the joint venture, and the equity method is applied.
New standards and interpretations not yet adopted
A number of new standards are effective for annual periods beginning after January 1, 2023 and earlier application is permitted but the Company has not early adopted the new or amended standards in preparing these consolidated financial statements.

(a)	IAS No. 1 “Presentation of Financial Statements”—Classification of Liabilities as Current or Non-current
The amendment clarifies that the classification of current and non-current
liabilities is determined by the right to defer settlement of the liability for more than 12 months after the end of the reporting period, and in order for the debtor to have the “right to defer settlement of the liability”, the condition of complying with the contract must be met at the end of the reporting period. In addition, the classification of liabilities is not affected by the possibility of exercising the right to defer settlement of the liability for more than 12 months after the end of the reporting period, and the amendment clarifies that settlement of a liability includes transferring a company’s own equity instruments to the counterparty. The amendment is effective for annual periods beginning on or after January 1, 2024. Early application is permitted. The Company does not expect the effect of the amendments to the consolidated financial statements to be significant.

(b)	IAS No. 7 “Statements of Cash Flows”, IFRS No. 7 “Financial Instruments: Disclosure”—Supplier Finance Arrangements
The amendments require disclosure of notes on supplier finance arrangements to inform users of financial statements the impact of supplier finance arrangements on the Company’s liabilities and exposure to cash flow and liquidity risks. The amendments are effective for the fiscal years beginning on or after January 1, 2024. Early application permitted. The Company is analyzing the effect of the amendments to the consolidated financial statements.

(c)	IFRS No. 18 “Presentation and Disclosure in Financial Statements”
On April 9, 2024, the International Accounting Standards Board published IFRS No. 18 “Presentation and Disclosure in Financial Statements”. The new standard, which replaces IAS No. 1 “Presentation of Financial Statements”, introduces new disclosure requirements regarding the required presentation of operating profit, management performance measures and improvement on grouping information within the financial statements. IFRS No. 18 is effective for annual reporting periods beginning on or after January 1, 2027. Early application is permitted.
The Company is in the progress of assessing the effect of the new disclosure requirements to the consolidated financial statements.